Filed Pursuant to Rule 497(e)
Registration No. 333-174323

BROOKFIELD INVESTMENT FUNDS

Brookfield Global Listed Real Estate Fund

Brookfield Global Listed Infrastructure Fund

Brookfield Real Assets Securities Fund

Brookfield U.S. Listed Real Estate Fund

(each, a “Fund,” and together, the “Funds”)

Supplement dated July 15, 2019 to the Funds’

Prospectus dated April 30, 2019

Effective immediately, on page 18 of the Prospectus, the portfolio management disclosure under the heading “Brookfield Global Listed Infrastructure Fund — Management,” is hereby deleted and replaced with the following:

“Portfolio Managers:  Leonardo Anguiano, Managing Director and Portfolio Manager, and Tom Miller, CFA, Director and Portfolio Manager, each of Brookfield Public Securities Group LLC, serve as Co-Portfolio Managers for the Fund.  Messrs. Anguiano and Miller have served as Co-Portfolio Managers of the Fund since September 2016 and March 2019, respectively.”

Effective immediately, on page 29 of the Prospectus, the portfolio management disclosure under the heading “Brookfield Real Assets Securities Fund — Management,” is hereby deleted and replaced with the following:

“Portfolio Managers:  Craig Noble, CFA, CEO, Alternative Investments for Brookfield Asset Management, and Larry Antonatos, Managing Director and Portfolio Manager of Brookfield Public Securities Group LLC, are jointly and primarily responsible for the day-to-day management of the Fund.  Messrs. Noble and Antonatos draw upon the expertise of colleagues within the Public Securities Group in managing the Fund, and have the authority to adjust the allocation of assets across asset classes.  Mr. Noble has served as a Portfolio Manager of the Fund since its inception.  Mr. Antonatos has served as a Portfolio Manager of the Fund since February 2016.”

Effective immediately, on pages 74-76 of the Prospectus, under the heading “Management of the Funds,” in the subsection “The Portfolio Managers,” the disclosure is hereby deleted and replaced with the following:

“Leonardo Anguiano — Managing Director and Portfolio Manager.  Mr. Anguiano has 21 years of industry experience and is a Managing Director on the Public Securities Group’s Infrastructure Securities team.  In addition to his portfolio manager duties, he is also responsible for covering European securities focusing on the water, transportation and energy infrastructure sectors.  His past experience includes both direct and listed infrastructure investing and he has spent the majority of his career in London. Prior to joining the firm in 2015, Leonardo worked for Santander in Madrid where he was in specialty sales covering infrastructure and utilities.  Prior to Santander, Leonardo worked at Arcus Infrastructure Partners and Babcock & Brown focusing on direct infrastructure investing. Leonardo started his career at JP Morgan Cazenove on the sell side. He earned a Master of Philosophy degree from Cambridge University and a Bachelor of Science degree from the London School of Economics.  He has served as Co-Portfolio Manager of the Infrastructure Fund and the Real Assets Securities Fund since September 2016.

Larry Antonatos — Managing Director and Portfolio Manager.  Mr. Antonatos has 28 years of industry experience and is a Portfolio Manager for the Public Securities Group’s Real Asset Solutions team.  In this role he oversees the portfolio construction process, including execution of asset allocation.  Larry joined Brookfield in 2011 as Product Manager for the firm’s equity investment strategies.  Prior to joining Brookfield, he was a portfolio manager for a U.S. REIT strategy for 10 years.  He also has investment experience with direct property, CMBS, and mortgage loans.  Larry earned a Master of Business Administration degree from the Wharton School of the University of Pennsylvania and a Bachelor of Engineering degree from Vanderbilt University.  He has served as Co-Portfolio Manager of the Real Assets Securities Fund since February 2016.

Jason S. Baine — Managing Director and Portfolio Manager.  Mr. Baine has 23 years of industry experience and is a Portfolio Manager on the Public Securities Group’s Real Estate Securities team. In this role, he oversees and contributes to the portfolio construction process, including execution of buy/sell decisions, and has managed all real estate strategies since their inception.  Prior to joining the firm in 2001, Jason was the Director of Business Development at Corrigo Incorporated and an analyst/trader at RREEF.  Jason earned a Bachelor of Arts degree from Georgetown University.  He has served as Co-Portfolio Manager of the Global Real Estate Fund, Real Assets Securities Fund and the U.S. Real Estate Fund since their respective inception dates.

Bernhard Krieg, CFA — Managing Director and Portfolio Manager.  Mr. Krieg has 21 years of industry experience and is a Portfolio Manager on the Public Securities Group’s Real Estate Securities team.  In his role he oversees and contributes to the portfolio construction process, including execution of buy/sell decisions.  Prior to joining the firm in 2006, Bernhard was a Senior Vice President at Haven Funds and a Vice President at Security Capital.  He holds the Chartered Financial Analyst® designation.  Bernhard earned a Master of Business Administration degree from Texas A&M University and his undergraduate equivalent in Business Administration and Civil Engineering from the Technical University in Dresden, Germany.  Mr. Krieg has served as Co-Portfolio Manager of the Global Real Estate Fund, Real Assets Securities Fund and the U.S. Real Estate Fund since their respective inception dates.

Tom Miller, CFA — Director and Portfolio Manager.   Mr. Miller has 9 years of industry experience and is a Director on the Public Securities Group’s Infrastructure Equities team.  In addition to his portfolio manager duties, he is also responsible for covering North American infrastructure securities focusing on MLPs and the Energy Infrastructure sector.  Prior to joining the firm in 2013, Mr. Miller worked at FactSet.  He holds the Chartered Financial Analyst® designation and earned a Bachelor of Science degree from Indiana University.

Craig Noble, CFA — Chief Executive Officer, Alternative Investments for Brookfield Asset Management.  Mr. Noble is a Managing Partner and Chief Executive Officer of Alternative Investments for Brookfield Asset Management.  In this role, he is responsible for Brookfield’s asset management business, consisting of the sourcing and management of third-party capital across Brookfield’s investment platforms.  Since joining Brookfield in 2004, Craig has held a variety of senior roles, including Chief Executive Officer of Brookfield’s Public Securities Group and various investment roles in the private and public markets.  Prior to Brookfield, Craig spent five years with the Bank of Montreal, focused on credit analysis, corporate lending and corporate finance.  He earned a Master of Business Administration degree from York University and a Bachelor of Commerce degree from Mount Allison University and holds the Chartered Financial Analyst® designation.

Messrs. Baine and Krieg are jointly and primarily responsible for the day-to-day management of the Global Real Estate Fund and the U.S. Real Estate Fund.

Messrs. Anguiano and Miller are jointly and primarily responsible for the day-to-day management of the Infrastructure Fund.

Messrs. Noble and Antonatos are jointly and primarily responsible for the day-to-day management of the Real Assets Securities Fund.  Messrs. Noble and Antonatos draw upon the expertise of colleagues within the Public Securities Group in managing the Fund, and have the authority to adjust the allocation of assets across asset classes.

The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts they manage, and their ownership of securities in the Funds.”

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

Please retain this Supplement for reference.

Filed Pursuant to Rule 497(e)
Registration No. 333-174323

BROOKFIELD INVESTMENT FUNDS

Brookfield Global Listed Real Estate Fund

Brookfield Global Listed Infrastructure Fund

Brookfield Real Assets Securities Fund

Brookfield U.S. Listed Real Estate Fund

(each, a “Fund,” and together, the “Funds”)

Supplement dated July 15, 2019 to the Funds’ Statement of

Additional Information dated April 30, 2019

Effective immediately, on page 43 of the SAI, under the heading “Trustees and Officers,” in the table, under the column “Principal Occupation(s) During the Past Five Years,” the disclosure for Mr. David Levi is hereby deleted and replaced with the following:

“Chief Executive Officer of the Adviser (2019-Present); President of the Adviser (2016-2019); Managing Director and Head of Distribution of the Adviser (2014-2016); Managing Partner of Brookfield Asset Management Inc. (2015-Present); Managing Director and Head of Global Business Development at Nuveen Investments (2009-2014).”

Effective immediately, on pages 46-47 of the SAI, under the heading “Trustees and Officers,” in the subsection “Additional Information Concerning Our Board of Trustees — Information about Each Trustee’s Qualifications, Experience, Attributes or Skills,” the disclosure for Mr. David Levi is hereby deleted and replaced with the following:

“David Levi.  Mr. Levi is Chief Executive Officer of the Adviser and a Managing Partner of Brookfield Asset Management.  He has over 25 years of industry experience in asset management.  David’s background includes extensive strategy-related, client-facing and business development experience globally within both the institutional and high net worth markets.  Prior to joining the firm in 2014, he was Managing Director and Head of Global Business Development at Nuveen Investments, after holding similar positions at AllianceBernstein Investments and Legg Mason and senior strategy roles within J.P. Morgan Asset Management.  David is a Fellow of the 2019 class of the Aspen Finance Leaders Fellowship, is a member of the Aspen Global Leadership Network, and holds the Chartered Financial Analyst® designation.  He earned a Master of Business Administration degree from Columbia University and a Bachelor of Arts degree from Hamilton College.  His position of responsibility at the Adviser, in addition to his knowledge of the firm and experience in financial services, has been determined to be valuable to the Board in its oversight of the Funds.”

Effective immediately, on pages 61-65 of the SAI, under the heading “Portfolio Managers,” the disclosure is hereby deleted and replaced with the following:

“The information below provides summary information regarding the individuals identified in the Prospectus as primarily responsible for day-to-day management of the Funds (“Portfolio Managers”).  All asset information is as of December 31, 2018 unless otherwise indicated.

Leonardo Anguiano — Managing Director and Portfolio Manager.  Mr. Anguiano has 21 years of industry experience and is a Managing Director on the Public Securities Group’s Infrastructure Equities team.  In addition to his portfolio manager duties, he is also responsible for covering European securities focusing on the water, transportation and energy infrastructure sectors.  His past experience includes both direct and listed infrastructure investing and he has spent the majority of his career in London.  Prior to joining the firm in 2015, Leonardo worked for Santander in Madrid where he was in specialty sales covering infrastructure and utilities.  Prior to Santander, Leonardo worked at Arcus Infrastructure Partners and Babcock & Brown focusing on direct infrastructure investing. Leonardo started his career at JP Morgan Cazenove on the sell side.  He earned a Master of Philosophy degree from Cambridge University and a Bachelor of Science degree from the London School of Economics.  He has served as Co-Portfolio Manager of the Infrastructure Fund and the Real Assets Securities Fund since September 2016.

Larry Antonatos — Managing Director and Portfolio Manager.  Mr. Antonatos has 28 years of industry experience and is a Portfolio Manager for the Public Securities Group’s Real Asset Solutions team. In this role he oversees the portfolio construction process, including execution of asset allocation. Larry joined Brookfield in 2011 as Product Manager for the firm’s equity investment strategies.  Prior to joining Brookfield, he was a portfolio manager for a U.S. REIT strategy for 10 years.  He also has investment experience with direct property, CMBS, and mortgage loans. Larry earned a Master of Business Administration degree from the Wharton School of the University of Pennsylvania and a Bachelor of Engineering degree from Vanderbilt University. He has served as Co-Portfolio Manager of the Real Assets Securities Fund since February 2016.

Jason S. Baine — Managing Director and Portfolio Manager.  Mr. Baine has 23 years of industry experience and is a Portfolio Manager on the Public Securities Group’s Real Estate Equities team. In this role he oversees and contributes to the portfolio construction process, including execution of buy/sell decisions, and has managed all real estate strategies since their inception.  Prior to joining the firm in 2001, Jason was the Director of Business Development at Corrigo Incorporated and an analyst/trader at RREEF.  Jason earned a Bachelor of Arts degree from Georgetown University. He has served as Co-Portfolio Manager of the Global Real Estate Fund, Real Assets Securities Fund and the U.S. Real Estate Fund since their respective inception dates.

Bernhard Krieg, CFA — Managing Director and Portfolio Manager.  Mr. Krieg has 21 years of industry experience and is a Portfolio Manager on the Public Securities Group’s Real Estate Securities team.  In this role he oversees and contributes to the portfolio construction process, including execution of buy/sell decisions.  Prior to joining the firm in 2006, Bernhard was a Senior Vice President at Haven Funds and a Vice President at Security Capital.  He holds the Chartered Financial Analyst® designation.  Bernhard earned a Master of Business Administration degree from Texas A&M University and his undergraduate equivalent in Business Administration and Civil Engineering from the Technical University in Dresden, Germany.  Mr. Krieg has served as Co-Portfolio Manager of the Global Real Estate Fund, Real Assets Securities Fund, and the U.S. Real Estate Fund since their respective inception dates.

Tom Miller, CFA — Director and Portfolio Manager.  Mr. Miller has 9 years of industry experience and is a Director on the Public Securities Group’s Infrastructure Equities team. In addition to his portfolio manager duties, he is also responsible for covering North American infrastructure securities focusing on MLPs and the Energy Infrastructure sector.  Prior to joining the firm in 2013, Mr. Miller worked at FactSet.  He holds the Chartered Financial Analyst® designation and earned a Bachelor of Science degree from Indiana University.

Craig Noble, CFA — Chief Executive Officer, Alternative Investments for Brookfield Asset Management.  Mr. Noble is a Managing Partner and Chief Executive Officer of Alternative Investments for Brookfield Asset Management.  In this role, he is responsible for Brookfield’s asset management business, consisting of the sourcing and management of third-party capital across Brookfield’s investment platforms.  Since joining Brookfield in 2004, Craig has held a variety of senior roles, including Chief Executive Officer of Brookfield’s Public Securities Group and various investment roles in the private and public markets.  Prior to Brookfield, Craig spent five years with the Bank of Montreal, focused on credit analysis, corporate lending and corporate finance.  He earned a Master of Business Administration degree from York University and a Bachelor of Commerce degree from Mount Allison University and holds the Chartered Financial Analyst® designation.

Messrs. Baine and Krieg are jointly and primarily responsible for the day-to-day investment decisions for the Global Real Estate Fund and U.S. Real Estate Fund.

Messrs. Anguiano and Miller are jointly and primarily responsible for the day-to-day investment decisions for the Infrastructure Fund.

Messrs. Noble and Antonatos are jointly and primarily responsible for the day-to-day management of the Real Assets Securities Fund.  Messrs. Noble and Antonatos draw upon the expertise of colleagues within the Public Securities Group in managing the Fund, and have the authority to adjust the allocation of assets across asset classes.

The table below shows the number of other accounts managed by each Portfolio Manager and the total assets in each of the following categories, as of December 31, 2018 unless otherwise indicated: registered investment companies, other pooled investment vehicles and other accounts.  For each category, the table also shows the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on account performance.”

….

The following table provides information relating to other accounts managed by Mr. Anguiano:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed	2	7	20
Number of Accounts Managed with Performance-Based Fees	0	3	1
Assets Managed (assets in millions)	$408	$731	$2,117
Assets Managed with Performance-Based Fees (assets in millions)	0	$123	502

The following table provides information relating to other accounts managed by Mr. Antonatos:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed	1	3	3
Number of Accounts Managed with Performance-Based Fees	0	1	0
Assets Managed (assets in millions)	$995	$208	496
Assets Managed with Performance-Based Fees (assets in millions)	0	$13	0

The following table provides information relating to other accounts managed by Mr. Baine:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed	1	6	43
Number of Accounts Managed with Performance-Based Fees	0	1	3
Assets Managed (assets in millions)	$70	$544	$3,698
Assets Managed with Performance-Based Fees (assets in millions)	0	$2	$227

The following table provides information relating to other accounts managed by Mr. Krieg:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed	1	6	43
Number of Accounts Managed with Performance-Based Fees	0	1	3
Assets Managed (assets in millions)	$70	$544	$3,698
Assets Managed with Performance-Based Fees (assets in millions)	0	$2	$227

The following table provides information relating to other accounts managed by Mr. Miller*:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed	2	8	22
Number of Accounts Managed with Performance-Based Fees	0	4	0
Assets Managed (assets in millions)	$340	$3,942	1,833
Assets Managed with Performance-Based Fees (assets in millions)	0	$154	0

* Other account information for Mr. Miller is as of January 31, 2019.

The following table provides information relating to other accounts managed by Mr. Noble**:

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed	1	4	3
Number of Accounts Managed with Performance-Based Fees	0	0	0
Assets Managed (assets in millions)‡	$1,116	$233	$567
Assets Managed with Performance-Based Fees (assets in millions)	0	$0	0

** Other account information for Mr. Noble is as of July 1, 2019.

‡ Figures are based on assets under management as of May 31, 2019.

Effective immediately, on page 68 of the SAI, under the heading “Portfolio Managers,” in the subsection “Securities Owned in the Funds by the Portfolio Managers,” the disclosure is hereby deleted and replaced with the following:

“The table below identifies the dollar value (in ranges) of investments beneficially held by, and financial interests (i.e., including certain notional investments in the Fund(s) through a deferred compensation plan for Brookfield employees) awarded to, each Portfolio Manager, if any, in the Fund(s) and in other investment accounts managed by, or which have an individual portion or sleeve managed by, each Portfolio Manager that utilizes investment strategies, objectives and mandates similar to the Fund(s).  Information shown below is as of July 1, 2019.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Global Real Estate Fund Beneficially Owned(1)	Dollar Range of Equity Securities in the Infrastructure Fund Beneficially Owned(1)	Dollar Range of Equity Securities in the Real Assets Securities Fund Beneficially Owned(1)	Dollar Range of Equity Securities in the U.S. Real Estate Fund Beneficially Owned(1)	Investments and Other Financial Interests in the Funds and Similar Strategies(1)(2)
Leonardo Anguiano	—	None	—	—	E
Larry Antonatos	—	—	None	—	E
Jason S. Baine	None	—	—	None	E
Bernhard Krieg, CFA	None	—	—	None	E
Tom Miller, CFA	—	None	—	—	E
Craig Noble, CFA	—	—	None	—	E

(1)                                 Key to Dollar Ranges -

A.    None
B.    $1 – $10,000
C.    $10,001 – $50,000
D.    $50,001 – $100,000
E.    Over $100,000

(2)                                 “Investments and Other Financial Interests in the Funds and Similar Strategies” include the relevant Fund(s) and all other investment accounts that are managed by the named Portfolio Manager that utilizes investment strategies, investment objectives and policies that are similar to those of such Fund(s).  “Other Financial Interests” include a Portfolio Manager’s notional investments in the Fund(s) through a deferred compensation plan for Brookfield employees where such notional investments track the performance of the Fund(s) and are subject to increase or decrease based on the annual performance of the Fund(s).”

Capitalized terms used herein but not defined shall have the meanings assigned to them in the SAI.

Please retain this Supplement for reference.